Amount Due to a Director (GGLG PROPERTIES PTY. LTD)	6 Months Ended	12 Months Ended
	Dec. 31, 2020	Jun. 30, 2020
GGLG PROPERTIES PTY. LTD. [Member]
Amount Due to a Director	NOTE 7 – AMOUNT DUE TO A DIRECTOR The amount due to a Director was unsecured, interest-free and repayable on demand.	NOTE 7 – AMOUNT DUE TO A DIRECTOR The amount due to a Director is unsecured, interest-free and repayable on demand.